RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties	$ 1,853,263	$ 1,526,557
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to related parties	$ 1,853,263	$ 1,526,557